Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Jan. 28, 2021 USD ($)	Sep. 30, 2020 USD ($)	Oct. 29, 2019 $ / shares	Jan. 01, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of convertible promissory notes | item							2
Provision for depreciation	$ 2,025,000				$ 2,025,000		$ 833,000	$ 460,000
Impaired related asset retirement costs				$ 1,500,000			0	2,000,000.0	$ 1,500,000
Goodwill impairment	0	$ 5,850,000			0	$ 5,850,000	101,470,000	18,089,000	0
Impairment loss of intangible assets	378,000	$ 15,183,000			1,030,000	$ 15,183,000	71,070,000	33,230,000	73,669,000
Digital currency transaction amount received									$ 61,100,000
Share price (in dollars per share) | $ / shares				$ 0.23					$ 0.23
Inventory	29,530,000				29,530,000		6,159,000	0
Recorded impairment losses							1,500,000	200,000	$ 3,000,000.0
Impairment of equity method investments							7,864,000	16,650,000	13,100,000
Impairment losses right of use assets							100,000	6,300,000	0
Warranty liability	600,000				600,000		500,000
Foreign currency translation adjustments				$ (100,000)			(200,000)	100,000	(100,000)
Escrow trust balances							21,400,000	0
Advertising and marketing costs							2,300,000	200,000	24,394
Interest or penalties of uncertain tax positions							0	0	0
Operating lease right of use assets	16,835,000				16,835,000		12,827,000	155,000
Operating lease liability	$ 16,686,000				$ 16,686,000		12,733,000	100,000
Various Acquisitions
Summary Of Significant Accounting Policies [Line Items]
Impairment loss of intangible assets							50,600,000	20,400,000	5,700,000
New York City Headquarter
Summary Of Significant Accounting Policies [Line Items]
Operating lease liability											$ 6,400,000
Impairment loss			$ 5,300,000				100,000
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Fintech Village
Summary Of Significant Accounting Policies [Line Items]
Sale of discontinued operation							2,800,000			$ 2,800,000
Incurred commissions and fees							$ 200,000			$ 200,000
Digital Currency
Summary Of Significant Accounting Policies [Line Items]
Impairment loss of intangible assets				$ 61,100,000
Digital currency transaction amount received									8,300,000
ASU 2016-02 | Cumulative Effect, Period of Adoption, Adjustment
Summary Of Significant Accounting Policies [Line Items]
Operating lease right of use assets													$ 3,600,000
Operating lease liability													$ 3,700,000
Minimum | Digital Currency
Summary Of Significant Accounting Policies [Line Items]
Share price (in dollars per share) | $ / shares												$ 17.00
Maximum | Digital Currency
Summary Of Significant Accounting Policies [Line Items]
Share price (in dollars per share) | $ / shares												$ 1.84
Furniture and office equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Useful life of property and equipment							3 years
Furniture and office equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Useful life of property and equipment							10 years
Vehicles | Minimum
Summary Of Significant Accounting Policies [Line Items]
Useful life of property and equipment							3 years
Vehicles | Maximum
Summary Of Significant Accounting Policies [Line Items]
Useful life of property and equipment							5 years
Electronic equipment
Summary Of Significant Accounting Policies [Line Items]
Useful life of property and equipment							5 years
Fintech Village
Summary Of Significant Accounting Policies [Line Items]
Provision for depreciation							$ 0
Impairment of assets								$ 3,300,000	$ 2,300,000